Deposits and other borrowings (Details) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023
Deposits and other borrowings
Deposits and other borrowings	$ 702,226	$ 688,168	$ 676,352
Deposits and other borrowings, percentage movement from prior period	2.00%
Deposits and other borrowings, percentage movement from same period of prior year	4.00%
Australia
Deposits and other borrowings
Deposits and other borrowings	$ 606,215	590,728	577,317
Deposits and other borrowings, percentage movement from prior period	3.00%
Deposits and other borrowings, percentage movement from same period of prior year	5.00%
Australia | Certificates of deposit
Deposits and other borrowings
Deposits and other borrowings	$ 35,727	32,947	32,227
Deposits and other borrowings, percentage movement from prior period	8.00%
Deposits and other borrowings, percentage movement from same period of prior year	11.00%
Australia | Non-interest bearing, repayable at call
Deposits and other borrowings
Deposits and other borrowings	$ 121,245	120,338	114,134
Deposits and other borrowings, percentage movement from prior period	1.00%
Deposits and other borrowings, percentage movement from same period of prior year	6.00%
Australia | Other interest bearing - transactions
Deposits and other borrowings
Deposits and other borrowings	$ 98,653	97,950	98,762
Deposits and other borrowings, percentage movement from prior period	1.00%
Australia | Other interest bearing - savings
Deposits and other borrowings
Deposits and other borrowings	$ 202,480	195,273	191,490
Deposits and other borrowings, percentage movement from prior period	4.00%
Deposits and other borrowings, percentage movement from same period of prior year	6.00%
Australia | Other interest bearing term
Deposits and other borrowings
Deposits and other borrowings	$ 148,110	144,220	140,704
Deposits and other borrowings, percentage movement from prior period	3.00%
Deposits and other borrowings, percentage movement from same period of prior year	5.00%
New Zealand
Deposits and other borrowings
Deposits and other borrowings	$ 74,792	76,544	77,321
Deposits and other borrowings, percentage movement from prior period	(2.00%)
Deposits and other borrowings, percentage movement from same period of prior year	(3.00%)
New Zealand | Certificates of deposit
Deposits and other borrowings
Deposits and other borrowings	$ 2,414	2,247	2,618
Deposits and other borrowings, percentage movement from prior period	7.00%
Deposits and other borrowings, percentage movement from same period of prior year	(8.00%)
New Zealand | Non-interest bearing, repayable at call
Deposits and other borrowings
Deposits and other borrowings	$ 10,568	11,183	12,251
Deposits and other borrowings, percentage movement from prior period	(5.00%)
Deposits and other borrowings, percentage movement from same period of prior year	(14.00%)
New Zealand | Other interest bearing - transactions
Deposits and other borrowings
Deposits and other borrowings	$ 8,940	8,729	9,450
Deposits and other borrowings, percentage movement from prior period	2.00%
Deposits and other borrowings, percentage movement from same period of prior year	(5.00%)
New Zealand | Other interest bearing - savings
Deposits and other borrowings
Deposits and other borrowings	$ 18,273	18,558	18,945
Deposits and other borrowings, percentage movement from prior period	(2.00%)
Deposits and other borrowings, percentage movement from same period of prior year	(4.00%)
New Zealand | Other interest bearing term
Deposits and other borrowings
Deposits and other borrowings	$ 34,597	35,827	34,057
Deposits and other borrowings, percentage movement from prior period	(3.00%)
Deposits and other borrowings, percentage movement from same period of prior year	2.00%
Other overseas
Deposits and other borrowings
Deposits and other borrowings	$ 21,219	20,896	21,714
Deposits and other borrowings, percentage movement from prior period	2.00%
Deposits and other borrowings, percentage movement from same period of prior year	(2.00%)
Other overseas | Certificates of deposit
Deposits and other borrowings
Deposits and other borrowings	$ 13,139	12,023	13,922
Deposits and other borrowings, percentage movement from prior period	9.00%
Deposits and other borrowings, percentage movement from same period of prior year	(6.00%)
Other overseas | Non-interest bearing, repayable at call
Deposits and other borrowings
Deposits and other borrowings	$ 1,323	1,358	1,340
Deposits and other borrowings, percentage movement from prior period	(3.00%)
Deposits and other borrowings, percentage movement from same period of prior year	(1.00%)
Other overseas | Other interest bearing - transactions
Deposits and other borrowings
Deposits and other borrowings	$ 849	789	1,032
Deposits and other borrowings, percentage movement from prior period	8.00%
Deposits and other borrowings, percentage movement from same period of prior year	(18.00%)
Other overseas | Other interest bearing - savings
Deposits and other borrowings
Deposits and other borrowings	$ 990	1,003	1,015
Deposits and other borrowings, percentage movement from prior period	(1.00%)
Deposits and other borrowings, percentage movement from same period of prior year	(2.00%)
Other overseas | Other interest bearing term
Deposits and other borrowings
Deposits and other borrowings	$ 4,918	$ 5,723	$ 4,405
Deposits and other borrowings, percentage movement from prior period	(14.00%)
Deposits and other borrowings, percentage movement from same period of prior year	12.00%